33. Subsequent events	6 Months Ended
Jun. 30, 2020
Subsequent Events
Subsequent events
33.	Subsequent events

Sale of Pampo and Enchova groups

On July 24, 2019, Petrobras signed with Trident Energy do Brasil LTDA, a subsidiary of Trident Energy LP, an agreement for the total sale of its interest (100%) in Pampo and Enchova groups, in the Campos basin, on the coast of Rio de Janeiro, comprising Enchova, Enchova Oeste, Marimbá, Piraúna, Bicudo, Bonito, Pampo, Trilha, Linguado and Badejo fields.

On July 15, 2020, Petrobras concluded the sale of these fields after the fulfillment of the conditions precedent, with the payment of US$ 366 to Petrobras, including price adjustments provided for in the contract and other conditions subsequently agreed between the parties, which provide for the payment of up to US$ 650 to be classified as contingent assets if and when agreed conditions are met.

The total amount received was US$ 419, including US$ 53 paid to Petrobras at the transaction signing.

Sale of 10% stake in Transportadora Associada de Gás

On July 20, 2020, Petrobras entered into a share purchase and sale agreement, referring to its remaining 10% stake in Transportadora Associada de Gás S.A. (TAG), with the group formed by ENGIE and the Canadian fund Caisse de Dépôt et Placement du Québec (CDPQ).

From the total transaction amount of US$ 204, Petrobras received US$ 21 as dividends in June 2020 and, after the other adjustments provided for in the contract, the transaction was concluded for US$ 225, fully settled on the date of the contract signing.

Sale of Baúna field

On July 24, 2019, Petrobras signed a contract for the sale of 100% of its interest in the Baúna field (awarded area BM-S-40), located in shallow waters in the Santos Basin, to Karoon Petróleo & Gás Ltda., a subsidiary of Karoon Energy Ltd.

Due to the impact caused by the COVID-19 pandemic and the consequent difficulty in meeting the conditions precedent originally set, the parties defined adjustments to the terms of the contract and the payment of the transaction value according to the following schedule: (i) US$ 380 consisting of: US$ 50 already paid by Karoon on July 24, 2019, US$ 150 to be paid at the transaction closing, including price adjustments, and US$ 180 in 18 monthly installments after the transaction closing; and (ii) a contingent installment of US$ 285 to be paid by 2026.

The transaction closing is subject to the fulfillment of some conditions precedent, such as the approval by the ANP.

Revolving Credit Lines

On July 27, 2020, Petrobras made a partial prepayment of its revolving credit lines, in the amount of US$ 3,500. The Company has funds available for new draw downs, if necessary.

Arbitration involving Sete Brasil

On July 29, 2020, the Board of Directors approved the agreement with Petros Foundation (Petros), which intends to end the arbitral dispute proposed by Petros in order to obtain compensation from Petrobras for alleged material damage related to the investment in Sete Brasil.

As a result of the agreement, which is confidential, Petrobras will pay Petros US$ 173 (R$ 950 million), an amount recorded in the financial statements of June 30, 2020 (note 15.1).